BALANCE SHEET (Unaudited) - USD ($)	Jul. 31, 2026	Apr. 30, 2026
ASSETS
Cash and cash equivalents	$ 68,489	$ 132,508
Prepaid expense and other current assets		70,000
Current assets
Total Current Assets	68,489	202,508
Total Assets	68,489	202,508
Current liabilities
Deferred franchise revenue	2,277
Other current liabilities	120,000	70,000
Total Current Liabilities	122,277	70,000
Total Liabilities	122,277	70,000
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 65,000,000 shares authorized; 10,294,140 and 10,233,990 shares issued and outstanding, respectively	10,294	10,234
Additional paid-in capital	129,117	123,180
Accumulated deficit	(193,199)	(906)
Total Stockholders’ Equity	(53,788)	132,508
Total Liabilities and Stockholders’ Equity	$ 68,489	$ 202,508